DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Other financial assets at fair value through profit or loss	$ 2,120,788	$ 0
Other Financial Assets at Fair Value [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	2,120,788	0
Non Current [Abstract]
Other financial assets at fair value through profit or loss	0	0
Public Debt Bonds [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	2,120,788	0
Non Current [Abstract]
Other financial assets at fair value through profit or loss	$ 0	$ 0